Accumulated Other Comprehensive Loss (Details) - Schedule of accumulated other comprehensive loss, net of tax - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (1,904)	$ (2,143)	$ (507)
Current year other comprehensive (loss) income	661	239	(1,636)
Ending balance	(1,243)	(1,904)	(2,143)
Foreign currency translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(1,904)	(2,143)	(507)
Current year other comprehensive (loss) income	661	239	(1,636)
Ending balance	$ (1,243)	$ (1,904)	$ (2,143)